Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Due to related parties consists	Due to related parties consists of the following:
Name	Related party relationship	June 30, 2024	June 30, 2023
Mrs. Duanrong Liu	Shareholder, Director and Chief Operating Officer	$455,454	$1,451,842
Mr. Lei Xia	Shareholder, Chairman and Chief Executive Officer	4,316	21,943
Other shareholders	Shareholders of the Company	14,774	34,981
Total due to related parties		$474,544	$1,508,766